Document and Entity Information	Dec. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	ADMA BIOLOGICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36728
Entity Tax Identification Number	56-2590442
Entity Address, Address Line One	465 State Route 17
Entity Address, City or Town	Ramsey
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07446
City Area Code	201
Local Phone Number	478-5552
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001368514
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ADMA
Security Exchange Name	NASDAQ